Share Capital - Schedule of Share Capital (Details)					3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 27, 2018 shares	Jun. 05, 2018 CAD ($) shares	Jun. 05, 2018 USD ($) shares	Jun. 01, 2017 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	May 21, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	May 22, 2018 shares
Disclosure of classes of share capital [line items]
Number of common shares issuable per warrant | shares											1
Equity						$ 8,283,846		$ 8,283,846	$ 10,689,620	$ 24,674,306
Share capital issued, beginning (shares) | shares						14,926,840		14,926,840
Share issue costs								$ (2,366,809)	(1,391,057)	(500,163)
Equity					$ 6,195,363		$ 6,195,363	$ 6,195,363	$ 8,283,846	10,689,620
Share capital issued ending (shares) | shares					17,399,749		17,399,749	17,399,749	14,926,840
At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares								$ 620,010	$ 2,348,821	1,456,296
Public Offering
Disclosure of classes of share capital [line items]
Issued shares								11,606,882	$ 11,511,500
Issued (shares) | shares		1,532,278	1,532,278	16,445,000
Gross proceeds from common shares			$ 8,933,181	$ 11,511,500
Share issue costs		$ (1,418,356)		$ (1,145,402)
Share Purchase Agreement
Disclosure of classes of share capital [line items]
Issued shares								3,314,097
Shares
Disclosure of classes of share capital [line items]
Share issue costs							$ (2,333,474)
Equity					$ 285,193,061		$ 285,193,061	$ 285,193,061
Share capital issued ending (shares) | shares					17,399,749		17,399,749	17,399,749
Shares | Incentive award plan
Disclosure of classes of share capital [line items]
Issued shares							$ 109,751			$ 41,000
Issued (shares) | shares							28,297			100,000
Shares | Common Stock Purchase Agreement
Disclosure of classes of share capital [line items]
Issued shares							$ 3,314,097
Issued (shares) | shares	248,762				429,420		797,691
Share issue costs					$ (208,726)
Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares							$ 66,360
Issued (shares) | shares							18,002
Shares | Stock option plan
Disclosure of classes of share capital [line items]
Issued shares							$ 158,976
Issued (shares) | shares							34,329
Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued shares							$ 11,606,882
Issued (shares) | shares							1,532,278
Shares | Warrants
Disclosure of classes of share capital [line items]
Issued shares							$ 1,747
Issued (shares) | shares							157
Warrants
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares) | shares						16,445,000		16,445,000
Issued (shares) | shares								(1,500)
Equity					$ 3,617,570		$ 3,617,570	$ 3,617,570
Share capital issued ending (shares) | shares					16,443,500		16,443,500	16,443,500	16,445,000
Warrants | Warrants
Disclosure of classes of share capital [line items]
Issued shares							$ (330)
Issued (shares) | shares							(1,500)
Pre-Consolidation
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares) | shares						141,805,722		141,805,722
Share capital issued ending (shares) | shares									141,805,722
Pre-Consolidation | Public Offering
Disclosure of classes of share capital [line items]
Number of common shares issuable per warrant | shares				1
Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Equity						$ 271,710,138	$ 272,268,722	$ 271,710,138	$ 262,321,825	$ 261,324,692
Share capital issued, beginning (shares) | shares						141,805,722	142,396,222	141,805,722	121,258,222	118,151,622
Share issue costs						$ (33,335)			$ (1,391,057)	$ (500,163)
Equity						$ 272,268,722			$ 271,710,138	$ 262,321,825
Share capital issued ending (shares) | shares						142,396,222			141,805,722	121,258,222
Pre-Consolidation | Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares						$ 553,650				$ 1,456,296
Issued (shares) | shares						519,500				3,006,600
Pre-Consolidation | Shares | Stock option plan
Disclosure of classes of share capital [line items]
Issued shares						$ 38,269			$ 536,949
Issued (shares) | shares						71,000			801,000
Pre-Consolidation | Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued shares									$ 7,893,600
Issued (shares) | shares									16,445,000
Pre-Consolidation | Warrants
Disclosure of classes of share capital [line items]
Equity						$ 3,617,900	$ 3,617,900	$ 3,617,900	$ 0	$ 0
Share capital issued, beginning (shares) | shares						16,445,000	16,445,000	16,445,000	0	0
Equity						$ 3,617,900			$ 3,617,900	$ 0
Share capital issued ending (shares) | shares						16,445,000			16,445,000	0
Pre-Consolidation | Warrants | Public Offering
Disclosure of classes of share capital [line items]
Issued shares									$ 3,617,900
Issued (shares) | shares									16,445,000